BBH TRUST

BBH SELECT SERIES – MID CAP FUND

Retail Class Shares (BBMRX)

Class I Shares (BBMIX)

SUPPLEMENT DATED JULY 20, 2021

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 24, 2021

The following information supplements, and, to the extent inconsistent therewith, supersedes, certain information in the Prospectus and Statement of Additional Information.

• The Officer Table on page 17 of the SAI is hereby deleted in its entirety and replaced with the following:

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Year: 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Year: 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014; joined BBH&Co. in 2011.
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Year: 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Year: 1959	Chief Compliance Officer (“CCO”)	Since 2015	Senior Vice President of BBH&Co. since September 2015.
Kristin Marvin 140 Broadway New York, NY 10005 Birth Year: 1981	Anti-Money Laundering Officer (“AMLO”)	Since 2021	Assistant Vice President of BBH&Co. since March 2020; Program Manager, Ares Management Corporation, April 2015 - March 2020.
Suzan M. Barron 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel of BBH&Co. since 2005.

Crystal Cheung 140 Broadway New York, NY 10005 Birth Year: 1974	Assistant Treasurer	Since 2018	Assistant Vice President of BBH&Co. since 2016; joined BBH&Co. in 2014.
Dania C. Piscetta 50 Post Office Square Boston, MA 02110 Birth Year: 1989	Assistant Secretary	Since 2021

Assistant Vice President of BBH&Co. since 2021; Assistant Vice President and Legal Associate of Wellington Management Company LLP. April 2018 - March 2021; Senior Compliance Analyst, Fidelity Investments, May 2016 - April 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.